UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                                as of September 30, 2016 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 23.3%
Consumer Discretionary 3.6%
Ally Financial, Inc., 4.25%, 4/15/2021	1,100,000	1,120,625
BMW U.S. Capital LLC, 144A, 1.5%, 4/11/2019	10,840,000	10,857,030
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,703,304
Charter Communications Operating LLC, 144A, 3.579%, 7/23/2020	1,240,000	1,296,045
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,790,625
CVS Health Corp., 1.9%, 7/20/2018	4,000,000	4,038,704
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,737,925
144A, 2.0%, 8/3/2018	550,000	554,554
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	3,024,000
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,436,692
2.375%, 3/12/2019	4,000,000	4,048,468
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,095,792
3.7%, 11/24/2020	4,000,000	4,162,528
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,674,615
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,483,448
144A, 2.0%, 7/1/2019	3,360,000	3,378,258
Hyundai Capital Services, Inc.:
144A, 1.657% *, 3/18/2017	7,315,000	7,319,177
144A, 2.625%, 9/29/2020	4,000,000	4,086,000
MGM Resorts International, 5.25%, 3/31/2020	2,000,000	2,130,000
Newell Brands, Inc., 2.6%, 3/29/2019	5,000,000	5,112,200
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019	4,840,000	4,884,286
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	6,117,249
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	92,925
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,737,375
		88,881,825
Consumer Staples 1.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,971,397
ConAgra Foods, Inc., 2.1%, 3/15/2018	377,000	380,005
Kraft Heinz Foods Co., 2.8%, 7/2/2020	3,945,000	4,088,306
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	2,600,000	2,785,250
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	7,020,624
Safeway, Inc., 3.4%, 12/1/2016	387,000	386,226
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,516,630
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,503,555
		29,651,993
Energy 1.6%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,390,000	2,404,230
ConocoPhillips Co., 4.2%, 3/15/2021	3,630,000	3,928,938
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	3,124,500
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	4,100,026
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018	6,350,000	7,009,193
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,450,810
Petrobras Global Finance BV, 8.375%, 5/23/2021	2,430,000	2,654,775
Petroleos Mexicanos, 144A, 5.5%, 2/4/2019	4,400,000	4,639,800
Sunoco LP, 144A, 6.25%, 4/15/2021	2,800,000	2,884,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,079,000
		38,275,272
Financials 11.5%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022	3,485,000	3,572,125
Air Lease Corp., 2.125%, 1/15/2020 (a)	4,070,000	4,061,530
Ares Capital Corp., 4.875%, 11/30/2018	7,500,000	7,829,025
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,212,784
Bank of America Corp., Series L, 2.6%, 1/15/2019	7,115,000	7,253,863
Bank of Baroda, 144A, 4.875%, 7/23/2019	3,000,000	3,204,189
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,034,436
Bank of New York Mellon Corp., 5.5%, 12/1/2017	4,465,000	4,672,096
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,168,930
144A, 2.75%, 1/22/2019	7,500,000	7,672,073
Berkshire Hathaway Finance Corp., 1.7%, 3/15/2019	6,000,000	6,055,062
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	597,649
Citigroup, Inc.:
2.05%, 12/7/2018	3,714,000	3,742,122
2.05%, 6/7/2019	10,000,000	10,076,140
Citizens Bank NA, 2.5%, 3/14/2019	4,000,000	4,072,716
Commonwealth Bank of Australia, 144A, 2.088% *, 3/31/2017	4,000,000	4,015,160
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	3,023,748
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	2,250,000	2,262,330
HSBC Holdings PLC, 2.95%, 5/25/2021	10,000,000	10,142,640
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	2,047,518
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,210,307
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	808,299
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,610,035
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	7,116,571
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	12,050,424
2.3%, 11/27/2018	750,000	758,156
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	8,088,312
144A, 2.85%, 1/15/2021	6,000,000	6,180,192
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,183,456
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,362,211
Series F, 5.625%, 9/23/2019	6,000,000	6,644,754
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	12,115,224
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,702,250
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	3,022,198
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,412,046
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	10,300,000	10,355,280
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	8,160,000	8,261,886
Santander UK PLC, 2.5%, 3/14/2019	11,885,000	12,062,205
Skandinaviska Enskilda Banken AB, 144A, 1.375%, 5/29/2018	5,000,000	5,001,365
Standard Chartered PLC, 144A, 2.25%, 4/17/2020	6,000,000	5,998,530
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,814,712
2.5%, 7/19/2018	2,470,000	2,504,790
Suncorp-Metway Ltd.:
144A, 1.7%, 3/28/2017	4,500,000	4,507,610
144A, 2.1%, 5/3/2019	2,615,000	2,637,996
Synchrony Financial:
2.6%, 1/15/2019	6,200,000	6,273,030
3.0%, 8/15/2019	4,000,000	4,094,500
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,486,297
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,639,553
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,990,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,012,200
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,525,419
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,079,305
		282,225,249
Health Care 0.8%
Actavis Funding SCS, 2.35%, 3/12/2018	5,245,000	5,299,081
Aetna, Inc., 1.7%, 6/7/2018	4,225,000	4,238,461
Community Health Systems, Inc., 5.125%, 8/1/2021	2,000,000	1,985,000
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,897,407
Mallinckrodt International Finance SA, 3.5%, 4/15/2018	430,000	429,462
Mylan NV, 144A, 3.15%, 6/15/2021	2,500,000	2,546,935
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,670,000	3,661,695
		20,058,041
Industrials 0.7%
Fortive Corp., 144A, 1.8%, 6/15/2019	970,000	972,667
Harris Corp., 2.7%, 4/27/2020	570,000	580,653
Hertz Corp., 5.875%, 10/15/2020 (b)	2,800,000	2,887,500
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,544,882
Penske Truck Leasing Co. LP, 144A, 3.75%, 5/11/2017	7,250,000	7,348,919
		17,334,621
Information Technology 1.1%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,050,121
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	6,620,000	6,808,471
144A, 5.875%, 6/15/2021	685,000	727,793
eBay, Inc., 2.5%, 3/9/2018	2,150,000	2,180,405
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,571,316
Hewlett Packard Enterprise Co., 144A, 2.85%, 10/5/2018	10,000,000	10,188,830
Seagate HDD Cayman, 3.75%, 11/15/2018	500,000	513,738
		28,040,674
Materials 1.2%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,174,550
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,830,947
Cemex SAB de CV, 144A, 6.5%, 12/10/2019	5,000,000	5,300,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,455,000	1,433,175
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,403,600
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,656,016
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,494,847
Huntsman International LLC, 4.875%, 11/15/2020 (b)	2,800,000	2,919,000
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,202,242
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	2,800,000	2,887,500
Teck Resources Ltd.:
3.0%, 3/1/2019	710,000	699,350
144A, 8.0%, 6/1/2021	385,000	418,688
United States Steel Corp., 144A, 8.375%, 7/1/2021	2,800,000	3,062,500
		29,482,415
Real Estate 0.3%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,855,250
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	471,352
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	583,363
WEA Finance LLC, 144A, (REIT), 1.75%, 9/15/2017	3,500,000	3,506,338
		7,416,303
Telecommunication Services 0.9%
AT&T, Inc.:
1.75%, 1/15/2018	7,000,000	7,034,720
2.45%, 6/30/2020	8,310,000	8,463,527
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	898,875
Frontier Communications Corp., 8.875%, 9/15/2020	2,600,000	2,804,750
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022	2,700,000	2,868,750
		22,070,622
Utilities 0.4%
Dominion Resources, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,726,772
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,048,563
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,169,500
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	899,041
NRG Energy, Inc., 7.875%, 5/15/2021	769,000	803,605
		8,647,481
Total Corporate Bonds (Cost $563,318,352)		572,084,496
Mortgage-Backed Securities Pass-Throughs 5.0%
Federal Home Loan Mortgage Corp.:
2.542% *, 6/1/2042	21,488,864	22,148,345
2.653% *, 5/1/2042	19,747,196	20,415,421
2.511% *, 5/1/2042	14,013,868	14,424,542
Federal National Mortgage Association:
2.504% *, 9/1/2042	13,214,729	13,529,819
2.613% *, 5/1/2045	7,167,073	7,399,138
2.767% *, 9/1/2039	8,654,575	9,146,568
2.536% *, 7/1/2042	12,786,202	13,306,874
3.0%,with various maturities from 5/1/2027 until 6/1/2027	20,127,018	21,249,252
Total Mortgage-Backed Securities Pass-Throughs (Cost $121,348,070)		121,619,959
Asset-Backed 9.7%
Automobile Receivables 4.1%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	9,370,000	9,412,536
AmeriCredit Automobile Receivables Trust:
"A3", Series 2014-1, 0.9%, 2/8/2019	1,196,774	1,194,825
"A3", Series 2014-3, 1.15%, 6/10/2019	3,758,180	3,759,201
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,624,123
"A3", Series 2016-1, 1.81%, 10/8/2020	4,020,000	4,043,206
"C", Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,038,112
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,020,234
"D", Series 2013-2, 2.42%, 5/8/2019	12,000,000	12,086,501
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,539,162
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,108,800
"E", Series 2012-3, 144A, 4.46%, 11/8/2019	9,500,000	9,526,362
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,518,035
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	4,170,000	4,201,602
CPS Auto Receivables Trust:
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,090,369
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,329,071
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	5,700,000	5,718,775
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,077,762
Hyundai Auto Lease Securitization Trust, "A3", Series 2016-A, 144A, 1.6%, 7/15/2019	3,260,000	3,273,051
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,510,738
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023	2,862,723	2,859,463
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020	1,344,649	1,345,381
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	7,290,000	7,306,439
		100,583,748
Credit Card Receivables 0.5%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021	6,360,000	6,378,609
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	443,932	444,642
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	6,010,491
		12,833,742
Miscellaneous 4.9%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 2.088% *, 7/15/2026	1,690,000	1,686,137
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 2.343%, 10/15/2028 (a)	3,750,000	3,750,000
ALM XIX Ltd., "A1", Series 2016-19A, 144A, 2.184%, 7/15/2028	5,000,000	5,015,180
CIFC Funding Ltd., "A1L", Series 2014-2A, 144A, 2.141% *, 5/24/2026	8,000,000	8,000,608
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018	2,920,000	2,925,844
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	3,970,000	3,987,941
Domino's Pizza Master Issuer LLC, "A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	7,940,000	8,014,437
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.533% *, 4/18/2026	1,000,000	1,001,100
Galaxy XXII CLO Ltd., "A1", Series 2016-22A, 144A, 2.236%, 7/16/2028	10,000,000	10,020,780
Jamestown CLO IV Ltd., "A1A", Series 2014-4A, 144A, 2.128% *, 7/15/2026	10,000,000	9,971,090
Madison Park Funding XII Ltd., "A", Series 2014-12A, 144A, 2.134% *, 7/20/2026	5,000,000	5,000,145
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.783% *, 7/17/2025	5,000,000	4,964,995
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 2.104% *, 7/20/2026	1,150,000	1,150,038
OCP CLO Ltd., "A1A", Series 2016-11A, 144A, 2.225%, 4/26/2028	7,000,000	7,005,628
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.233% *, 7/17/2025	4,000,000	3,943,204
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 2.096% *, 11/14/2026	2,000,000	1,999,982
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,380,000	2,413,425
TCI-FLATIRON CLO Ltd., "A", Series 2016-1A, 144A, 2.212%, 7/17/2028	10,000,000	10,030,870
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.133% *, 1/17/2027	10,000,000	9,989,660
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 2.134% *, 4/20/2027	2,500,000	2,500,867
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 2.128% *, 4/15/2026	5,000,000	5,001,275
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 2.083% *, 7/17/2026	3,000,000	3,000,018
"A1", Series 2015-1A, 144A, 2.113% *, 4/18/2027	4,170,000	4,170,088
"A2", Series 2014-2A, 144A, 2.633% *, 7/17/2026	5,000,000	4,999,970
		120,543,282
Student Loans 0.2%
SLM Student Loan Trust, "A4", Series 2008-5, 2.338% *, 7/25/2023	3,658,799	3,679,289
Total Asset-Backed (Cost $236,492,058)		237,640,061
Commercial Mortgage-Backed Securities 4.8%
BAMLL Re-REMIC Trust, "A3B", Series 2011-07C1, 144A, 5.383%, 12/15/2016	13,000,000	12,989,158
Banc of America Commercial Mortgage Trust:
"AJ", Series 2006-2, 5.665% *, 5/10/2045	189,916	189,763
"AM", Series 2006-3, 5.871% *, 7/10/2044	3,125,000	2,335,622
Bear Stearns Commercial Mortgage Securities Trust, "B", Series 2004-PWR6, 144A, 4.945%, 11/11/2041	996,261	1,009,368
CD Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044	1,027,376	1,053,198
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5% *, 9/20/2051	482,972	445,434
"A1A", Series 2007-C6, 5.711% *, 12/10/2049	1,334,203	1,358,925
"A4", Series 2007-C6, 5.711% *, 12/10/2049	1,892,000	1,926,313
"A4", Series 2008-C7, 6.129% *, 12/10/2049	1,069,608	1,103,000
Commercial Mortgage Trust:
"E", Series 2005-LP5, 144A, 4.691% *, 5/10/2043	1,871,015	1,869,318
"A4", Series 2007-C9, 5.813% *, 12/10/2049	2,502,332	2,560,545
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040	1,391,661	1,397,514
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.474% *, 9/15/2038	2,000,000	1,983,034
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K722, Interest Only, 1.312% *, 3/25/2023	16,002,683	1,116,904
GE Capital Commercial Mortgage Corp.:
"J", Series 2005-C2, 144A, 5.463% *, 5/10/2043	1,500,000	1,363,948
"A4", Series 2007-C1, 5.543%, 12/10/2049	1,327,647	1,340,165
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049	565,592	580,537
"AM", Series 2006-GG7, 5.758% *, 7/10/2038	1,211,772	1,210,536
GS Mortgage Securities Trust, "A1A", Series 2007-GG10, 5.794% *, 8/10/2045	1,936,039	1,969,258
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.423% *, 11/5/2030	942,983	942,982
"DFL", Series 2013-HLF, 144A, 3.273% *, 11/5/2030	3,699,395	3,699,391
JPMorgan Chase Commercial Mortgage Securities Corp.:
"B", Series 2005-LDP4, 5.129%, 10/15/2042	3,025,324	3,018,352
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	2,208,282	2,208,630
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	2,435,981	2,454,117
"A4", Series 2006-CB17, 5.429%, 12/12/2043	13,591	13,579
"A1A", Series 2007-CB18, 5.431%, 6/12/2047	865,941	870,963
"A4", Series 2007-CB18, 5.44%, 6/12/2047	5,076,942	5,102,745
"C", Series 2006-LDP6, 5.673% *, 4/15/2043	3,447,807	3,459,203
"A1A", Series 2007-LD12, 5.85%, 2/15/2051	1,070,477	1,096,998
"F", Series 2003-PM1A, 144A, 6.015% *, 8/12/2040	2,110,305	2,155,604
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.668% *, 3/18/2051	3,420,000	3,453,108
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044	838,092	857,378
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035	3,555,000	3,650,028
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,863,977
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	6,968,860	6,962,202
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.829% *, 6/12/2050	2,414,774	2,456,037
ML-CFC Commercial Mortgage Trust, "A4", Series 2007-7, 5.736% *, 6/12/2050	3,895,967	3,961,100
Morgan Stanley Capital I Trust:
"AMFL", Series 2007-HQ11, 0.698% *, 2/12/2044	6,813,124	6,741,369
"AM", Series 2006-IQ12, 5.37%, 12/15/2043	1,440,000	1,442,514
"E", Series 2005-IQ10, 144A, 5.808% *, 9/15/2042	3,000,000	2,947,486
"A4", Series 2007-IQ16, 5.809%, 12/12/2049	956,912	983,953
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 5.794% *, 8/12/2045	2,000,000	2,024,256
"A4A", Series 2010-GG10, 144A, 5.794% *, 8/15/2045	7,178,178	7,255,843
Wachovia Bank Commercial Mortgage Trust, "AM", Series-2006-C28, 5.603%, 10/15/2048	10,000,000	9,989,721
Total Commercial Mortgage-Backed Securities (Cost $119,800,095)		117,414,076
Collateralized Mortgage Obligations 1.8%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1.974% *, 1/25/2029	4,045,136	4,069,732
"1M1", Series 2015-C01, 2.024% *, 2/25/2025	355,181	355,642
"1M1", Series 2016-C03, 2.524% *, 10/25/2028	2,071,409	2,100,443
"1M1", Series 2016-C02, 2.674% *, 9/25/2028	4,861,140	4,930,466
Federal National Mortgage Association:
"FB", Series 1996-44, 1.325% *, 9/25/2023	80,741	81,882
"CB", Series 2007-5, 4.25%, 2/25/2037	9,788,786	10,613,957
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA4, 1.824%, 3/25/2029	3,970,588	3,972,016
"M2", Series 16-DNA3, 2.524% *, 12/25/2028	2,768,518	2,814,893
"M2", Series 2016-DNA2, 2.724% *, 10/25/2028	3,666,667	3,726,355
"M2", Series 2015-DNA3, 3.374% *, 4/25/2028	5,000,000	5,154,325
"M2", Series 2016-DNA1, 3.424% *, 7/25/2028	5,000,000	5,166,154
Total Collateralized Mortgage Obligations (Cost $42,369,868)		42,985,865
Government & Agency Obligations 39.1%
Other Government Related (c) 0.7%
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,002,526
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,670,108
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	3,044,400
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,860,516
Vnesheconombank:
144A, 4.224%, 11/21/2018	2,000,000	2,037,716
144A, 6.902%, 7/9/2020	2,000,000	2,175,032
		17,790,298
Sovereign Bonds 1.4%
Export-Import Bank of Korea, 1.75%, 5/26/2019	8,860,000	8,934,176
Japan Bank for International Cooperation, 1.5%, 7/21/2021	6,200,000	6,156,160
MDC-GMTN BV:
144A, 7.625%, 5/6/2019	2,690,000	3,110,312
REG S, 7.625%, 5/6/2019	3,300,000	3,815,625
Republic of Colombia, 4.375%, 7/12/2021	4,000,000	4,332,000
Republic of Croatia:
144A, 6.25%, 4/27/2017	1,000,000	1,024,300
144A, 6.625%, 7/14/2020	3,350,000	3,753,675
Republic of Hungary, 6.25%, 1/29/2020	2,000,000	2,247,600
		33,373,848
U.S. Treasury Obligations 37.0%
U.S. Treasury Floating Rate Notes:
0.303% *, 10/31/2016 (d)	52,000,000	52,001,664
0.327% *, 7/31/2017 (d)	5,000,000	5,001,715
0.334% *, 1/31/2017 (d)	37,000,000	37,006,290
0.418% *, 10/31/2017 (d)	56,000,000	56,053,816
0.44% *, 4/30/2018 (d)	75,000,000	75,062,475
0.522% *, 1/31/2018 (d)	77,000,000	77,187,418
U.S. Treasury Notes:
0.625%, 4/30/2018	41,750,000	41,681,488
0.75%, 10/31/2017 (e)	2,870,000	2,872,018
0.75%, 12/31/2017	75,000,000	75,032,250
0.75%, 1/31/2018	25,000,000	25,008,800
0.875%, 11/30/2017	151,000,000	151,294,903
0.875%, 5/31/2018	87,000,000	87,180,090
1.0%, 3/15/2019	30,400,000	30,516,371
1.125%, 1/15/2019	50,000,000	50,335,950
1.25%, 12/15/2018	85,000,000	85,796,875
1.625%, 11/30/2020	54,500,000	55,677,309
		907,709,432
Total Government & Agency Obligations (Cost $955,039,384)		958,873,578
Loan Participations and Assignments 1.5%
Senior Loans *
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021	497,463	501,659
Acadia Healthcare Co., Inc., Term Loan B, 3.75%, 2/11/2022	498,731	501,434
Acosta Holdco, Inc., Term Loan, 4.25%, 9/26/2021	500,000	477,625
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	245,614	243,030
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023	347,348	351,237
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	478,810	476,116
Alkermes, Inc., Term Loan, 3.59%, 9/25/2019	476,330	477,026
AmWINS Group LLC, Term Loan B, 4.75%, 9/6/2019	962,551	969,771
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	454,115	447,303
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	319,268	320,799
Term Loan B4, 5.0%, 8/4/2022	488,125	491,298
Avago Technologies Cayman Ltd., Term Loan B3, 3.524%, 2/1/2023	338,205	342,597
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	172,682	128,216
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	497,031	501,380
BATS Global Markets, Inc., Term Loan B, 4.024%, 6/14/2023	379,921	382,136
Berry Plastics Holding Corp., Term Loan G, 3.5%, 1/6/2021	500,000	501,000
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020	977,443	977,140
Burlington Coat Factory Warehouse Corp., Term Loan B4, 3.5%, 8/13/2021	465,417	469,587
Calpine Corp., Term Loan B5, 3.59%, 5/27/2022	493,750	495,853
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	266,191	268,563
Chemours Co., Term Loan B, 3.75%, 5/12/2022	498,693	494,956
Community Health Systems, Inc., Term Loan G, 3.75%, 12/31/2019	497,482	489,086
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022	359,195	351,862
CSC Holdings LLC, Term Loan B, 5.0%, 10/9/2022	498,750	500,880
Dayton Power & Light Co., Term Loan B, 4.0%, 8/24/2022	100,000	101,313
Dell, Inc., Term Loan B, Zero Coupon, 9/7/2023	500,000	503,550
Delta 2 (LUX) Sarl, Term Loan B3, Zero Coupon, 7/30/2021	500,000	501,493
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	987,500	989,969
Duff & Phelps Investment Management Co., Term Loan B, 4.75%, 4/23/2020	483,760	485,500
Dynegy, Inc., Term Loan, 5.0%, 6/27/2023	150,000	151,397
Energy Transfer Equity LP, Term Loan, 3.292%, 12/2/2019	500,000	497,448
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	486,250	474,702
Gulf Finance LLC, Term Loan B, 6.25%, 8/25/2023	375,000	365,743
Harbor Freight Tools U.S.A., Inc., Term Loan B, 4.0%, 8/19/2023	100,000	100,688
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	493,832	497,331
HCA, Inc., Term Loan B7, 3.588%, 2/15/2024	55,000	55,600
Horizon Pharma, Inc., Term Loan B, 4.5%, 5/7/2021	498,737	496,244
Hudson's Bay Co., Term Loan B, 4.75%, 9/30/2022	230,415	231,424
Huntsman International LLC, Term Loan B, 4.25%, 4/1/2023	498,747	502,879
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	491,071	493,527
Ineos U.S. Finance LLC, 6 Year Term Loan, 3.75%, 5/4/2018	592,153	594,453
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	474,314	476,686
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	474,445	411,580
Jeld-Wen, Inc.:
Term Loan, 4.75%, 7/1/2022	495,000	498,816
Term Loan B, 5.25%, 10/15/2021	241,327	243,287
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	492,759	494,914
LPL Holdings, Inc., Term Loan B, 4.75%, 11/20/2022	496,250	500,490
MacDermid, Inc., First Lien Term Loan, 5.5%, 6/7/2020	488,611	490,270
Mallinckrodt International Finance SA, Term Loan B, 3.338%, 3/19/2021	497,449	497,501
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022	448,219	451,652
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	241,827	235,176
Monitronics International, Inc.:
Term Loan B2, Zero Coupon, 9/22/2022	550,000	549,142
Term Loan B1, 4.5%, 4/11/2022	493,750	493,444
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	487,528	486,716
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023	567,027	569,037
Numericable U.S. LLC, Term Loan B7, 5.002%, 1/15/2024	498,750	504,735
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	486,091	489,535
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	472,673	477,104
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	490,000	488,163
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	485,135	486,683
Reynolds Group Holdings, Inc., Term Loan, 4.25%, 2/5/2023	540,000	542,446
SBA Senior Finance II LLC, Term Loan B, 3.34%, 6/10/2022	493,750	495,088
Sensus U.S.A., Inc., Term Loan, 6.5%, 4/5/2023	548,937	551,681
SIG Combibloc PurchaseCo Sarl, Term Loan, Zero Coupon, 3/11/2022	175,000	175,462
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	63,327	63,011
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	490,000
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	592,755	516,624
TransDigm, Inc., Term Loan E, 3.75%, 5/14/2022	985,721	988,185
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	485,000	486,111
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/2024	500,000	502,542
US Foods, Inc., 2016 Term Loan B, 4.0%, 6/27/2023	498,750	503,426
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.5%, 4/1/2022	497,455	499,580
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	493,750	493,906
Virgin Media Investment Holdings Ltd., Term Loan F, 3.649%, 6/30/2023	500,000	502,897
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/2021	324,188	326,552
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	885,478	891,074
Ziggo Secured Finance Partnership, Term Loan D, 3.532%, 8/31/2024	1,000,000	1,002,915
Total Loan Participations and Assignments (Cost $36,025,928)		36,080,246
Municipal Bonds and Notes 0.9%
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2034	10,000,000	10,766,500
Orlando, FL, Utilities Commission, Utility System Revenue, Series B, Prerefunded, 5.0%, 10/1/2033	3,290,000	3,622,224
Washington, Kent Special Events Center Public Facilities District Revenue, 5.25%, 12/1/2036	9,180,000	9,840,868
Total Municipal Bonds and Notes (Cost $24,211,721)		24,229,592
Short-Term U.S. Treasury Obligations 5.9%
U.S. Treasury Bills:
0.245% **, 11/10/2016 (d) (f)	13,163,000	13,160,262
0.26% **, 12/1/2016 (f)	710,000	709,789
0.327% **, 12/8/2016 (f)	20,000,000	19,993,320
0.44% **, 12/1/2016 (f)	1,111,000	1,110,670
0.502% **, 2/2/2017 (d) (f)	60,000,000	59,933,160
0.545% **, 11/10/2016 (f)	40,000,000	39,991,680
0.595% **, 12/8/2016 (f)	10,000,000	9,996,660
Total Short-Term U.S. Treasury Obligations (Cost $144,827,724)		144,895,541
	Contracts	Value ($)
Call Options Purchased 1.4%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 12/15/2016, Strike Price $50.0	1,000	3,060,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $57.0	1,100	5,621,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $60.0	2,500	10,050,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $62.0	500	1,695,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $65.0	500	1,305,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $77.0	1,100	1,034,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $80.0	2,500	1,825,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $82.0	500	315,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $85.0	1,500	750,000
Natural Gas Futures, Expiration Date 12/26/2017, Strike Price $3.0	200	1,189,200
Natural Gas Futures, Expiration Date 1/26/2018, Strike Price $3.0	200	1,170,800
Natural Gas Futures, Expiration Date 2/23/2018, Strike Price $3.0	200	1,119,000
Natural Gas Futures, Expiration Date 3/26/2018, Strike Price $3.0	200	479,000
Natural Gas Futures, Expiration Date 4/25/2018, Strike Price $3.0	200	439,800
Natural Gas Futures, Expiration Date 5/25/2018, Strike Price $3.0	200	464,200
Natural Gas Futures, Expiration Date 6/26/2018, Strike Price $3.0	200	500,000
Natural Gas Futures, Expiration Date 7/26/2018, Strike Price $3.0	200	511,000
Natural Gas Futures, Expiration Date 8/28/2018, Strike Price $3.0	200	507,400
Natural Gas Futures, Expiration Date 9/25/2018, Strike Price $3.0	200	549,800
Natural Gas Futures, Expiration Date 10/26/2018, Strike Price $3.0	200	651,600
Natural Gas Futures, Expiration Date 11/27/2018, Strike Price $3.0	200	826,600
Total Call Options Purchased (Cost $34,119,496)		34,063,400
	Shares	Value ($)
Securities Lending Collateral 0.2%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (g) (h) (Cost $3,800,266)	3,800,266	3,800,266
Cash Equivalents 4.3%
Deutsche Central Cash Management Government Fund, 0.42% (h)	90,542,682	90,542,682
Deutsche Variable NAV Money Fund, 0.75% (h)	1,513,036	15,133,390
Total Cash Equivalents (Cost $105,674,563)		105,676,072
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,387,027,525) †	97.9	2,399,363,152
Other Assets and Liabilities, Net	2.1	50,647,913
Net Assets	100.0	2,450,011,065

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,387,035,767. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $12,327,385. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,637,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,309,861.
(a)	When-issued security.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $3,630,075, which is 0.1% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At September 30, 2016, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Aluminum Futures	USD	10/20/2016	610	25,390,183	410,276
Aluminum Futures	USD	11/30/2016	600	25,075,200	1,273,400
Aluminum Futures	USD	12/28/2016	560	23,426,620	119,590
Copper Futures	USD	11/16/2016	210	25,515,000	575,205
Copper Futures	USD	11/30/2016	210	25,525,500	1,290,870
Nickel Futures	USD	10/20/2016	400	25,287,768	125,868
Soybean Meal Futures	USD	1/13/2017	338	10,146,760	(205,893)
Zinc Futures	USD	11/16/2016	440	26,127,750	1,335,070
Total net unrealized appreciation					4,924,386

At September 30, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Aluminum Futures	USD	10/20/2016	610	25,390,183	(740,432)
Aluminum Futures	USD	11/30/2016	600	25,075,200	(600,870)
Copper Futures	USD	11/16/2016	210	25,515,000	(343,875)
Copper Futures	USD	11/30/2016	210	25,525,500	(1,176,658)
Copper Futures	USD	12/28/2016	190	23,107,373	(200,733)
Nickel Futures	USD	10/20/2016	400	25,287,768	509,720
Platinum Futures	USD	1/27/2017	700	36,207,500	82,313
Zinc Futures	USD	11/16/2016	440	26,127,750	(1,038,166)
Total net unrealized depreciation					(3,508,701)

At September 30, 2016, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts

Call Options	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)
Crude Oil Futures	1,000	11/25/2016	50.0	2,570	(3,180,000)
Crude Oil Futures	1,000	11/15/2017	75.0	1,602,140	(1,100,000)
Crude Oil Futures	1,000	11/15/2017	72.0	1,260,140	(1,410,000)
Crude Oil Futures	2,200	11/15/2017	67.0	2,961,508	(4,818,000)
Crude Oil Futures	5,000	11/15/2017	70.0	10,240,710	(8,400,000)
Natural Gas Futures	200	12/26/2017	4.0	329,228	(486,400)
Natural Gas Futures	200	1/26/2018	4.0	329,228	(508,200)
Natural Gas Futures	200	2/23/2018	4.0	329,228	(525,000)
Natural Gas Futures	200	3/26/2018	4.0	329,228	(121,200)
Natural Gas Futures	200	4/25/2018	4.0	329,228	(112,200)
Natural Gas Futures	200	5/25/2018	4.0	329,228	(135,000)
Natural Gas Futures	200	6/26/2018	4.0	329,228	(150,800)
Natural Gas Futures	200	7/26/2018	4.0	329,228	(152,200)
Natural Gas Futures	200	8/28/2018	4.0	329,228	(154,200)
Natural Gas Futures	200	9/25/2018	4.0	329,228	(167,200)
Natural Gas Futures	200	10/26/2018	4.0	329,228	(253,800)
Natural Gas Futures	200	11/27/2018	4.0	329,228	(314,600)
Total Call Options				20,017,804	(21,988,800)

Put Options
Crude Oil Futures	1,000	11/15/2017	30.0	2,646,140	(680,000)
Total				22,663,944	(22,668,800)

(i)	Unrealized depreciation on written options on exchange-traded futures contracts at September 30, 2016 was $4,856.
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2016, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Pay/Receive Return of the Reference Index	Value ($) (j)

Long Positions
10/17/2016	39,010,000[1]	Barclays-Commodity Strategy 1610 Index	26,201
10/17/2016	44,610,827[2]	Bloomberg Aluminum Subindex 3 Month Forward	1,025,345
10/17/2016	26,327,795[2]	Bloomberg Corn Subindex	(130)
10/17/2016	184,340,000[3]	Bloomberg Commodity Index	5,004,291
10/17/2016	219,450,000[4]	Bloomberg Commodity Index	5,957,425
10/17/2016	197,500,000[4]	Bloomberg Commodity Index	5,361,547
10/17/2016	43,890,000[5]	Bloomberg Commodity Index	1,191,100
10/17/2016	114,600,000[1]	Bloomberg Commodity Index	3,110,552
10/17/2016	65,830,000[6]	Bloomberg Commodity Index	1,786,227
10/17/2016	168,970,000[7]	Bloomberg Commodity Index	4,587,782
10/17/2016	79,000,000[8]	Bloomberg Commodity Index	2,144,619
10/17/2016	118,500,000[9]	Bloomberg Commodity Index	3,216,928
10/17/2016	109,720,000[10]	Bloomberg Commodity Index	2,977,615
10/17/2016	131,670,000[11]	Bloomberg Commodity Index	3,573,301
10/17/2016	65,830,000[12]	Bloomberg Commodity Index	1,785,938
10/17/2016	52,860,000[3]	Bloomberg WTI Crude Oil	4,415,047
10/17/2016	45,310,000[8]	Bloomberg WTI Crude Oil	3,784,446
10/17/2016	52,860,000[9]	Bloomberg WTI Crude Oil	4,416,901
10/17/2016	301,460,000[13]	Citi Cubes Dow Jones-UBS Weighted Index	3,655,274
3/15/2017	9,000,000[3]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(1,447,940)
10/17/2016	24,580,000[3]	JPMorgan Ranked Alpha Basket Index	131,228
10/17/2016	10,530,000[3]	JPMorgan Seasonal Spread Explorer	2,300
10/17/2016	118,500,000[8]	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	3,213,303
10/17/2016	79,000,000[9]	Modified Strategy D177 on the Bloomberg Commodity Index	2,122,457
10/17/2016	72,420,000[7]	Societe Generale Commodity Index	2,041,307
10/17/2016	184,455,000[14]	UBS Custom Commodity Index	4,196,878
Short Positions
10/17/2016	175,550,000[4]	Bloomberg Commodity Index 3 Month Forward	(4,923,647)
10/17/2016	39,010,000[1]	Bloomberg Commodity Index 3 Month Forward	(1,093,600)
10/17/2016	23,410,000[3]	Bloomberg Commodity Index 3 Month Forward	(655,759)
3/15/2017	9,000,000[3]	Bloomberg Commodity Index Lean Hog Subindex	1,643,723
10/3/2016	10,248,160[3]	Bloomberg Soybean Meal Subindex 1 Month Forward	96,168
10/17/2016	18,800,000[6]	CIBC Milling Wheat Subindex	(205,140)
Total net unrealized appreciation		63,141,687

(j)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At September 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)
3/15/2017 3/15/2018	301,000,000	Fixed — 1.25%	Floating — 3-Month LIBOR	(711,206)	(3)
3/15/2017 3/15/2020	184,000,000	Fixed — 1.5%	Floating — 3-Month LIBOR	(2,011,613)	—
Total unrealized depreciation				(3)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2016 is 0.85%.
Counterparties:
1	Barclays Bank PLC
2	Union Bank of Switzerland
3	JPMorgan Chase Securities, Inc.
4	BNP Paribas
5	Credit Suisse
6	Canadian Imperial Bank of Commerce
7	Societe Generale
8	Bank of America
9	Goldman Sachs & Co.
10	Macquarie Bank Ltd.
11	Morgan Stanley
12	Royal Bank of Scotland
13	Citigroup, Inc.
14	UBS AG

Currency Abbreviation
USD	United States Dollar

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2016, the Fund held $551,448,505 in the Subsidiary, representing 22.5% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$572,084,496	$—	$572,084,496
Mortgage-Backed Securities Pass-Throughs	—	121,619,959	—	121,619,959
Asset-Backed	—	233,890,061	3,750,000	237,640,061
Commercial Mortgage-Backed Securities	—	117,414,076	—	117,414,076
Collateralized Mortgage Obligations	—	42,985,865	—	42,985,865
Government & Agency Obligations	—	958,873,578	—	958,873,578
Loan Participations and Assignments	—	35,030,991	1,049,255	36,080,246
Municipal Bonds and Notes	—	24,229,592	—	24,229,592
Short-Term U.S. Treasury Obligations	—	144,895,541	—	144,895,541
Short-Term Investments (k)	109,476,338	—	—	109,476,338
Derivatives (l)
Purchased Options	34,063,400	—	—	34,063,400
Futures Contracts	5,722,312	—	—	5,722,312
Commodity-Linked Swap Contracts	—	71,467,903	—	71,467,903
Total	$149,262,050	$2,322,492,062	$4,799,255	$2,476,553,367
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(4,306,627)	$—	$—	$(4,306,627)
Written Options	(22,668,800)	—	—	(22,668,800)
Commodity-Linked Swap Contracts	—	(8,326,216)	—	(8,326,216)
Interest Rate Swap Contracts	—	(3)	—	(3)
Total	$(26,975,427)	$(8,326,219)	$—	$(35,301,646)

During the period ended September 30, 2016, the amount of transfers between Level 2 and Level 3 was $466,250. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended September 30, 2016, the amount of transfers between Level 3 and Level 2 was $20,471,853. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(k)	See Consolidated Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include value of purchased options; unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and interest rate swap contracts; and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ 1,415,685	$ 63,141,687	$ (60,952)
Interest Rate Contracts	—	$ (3)	—

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016